RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

21.                               RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions during the periods presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited(“Blue IT”)	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. (“HCI”)	A company 100% owned by Ms. Kou Xiaohong
Sundream Holdings Ltd. (i)	A shareholder of the Company
SmartAsia Holdings Ltd. (i)	A shareholder of the Company
JAFCO Asia Technology Fund II (ii)	A shareholder of the Company
Investor Investments Asia Limited (ii)	A shareholder of the Company
Investor Goup Asia L.P. (ii)	A shareholder of the Company
Qiming Venture Partners,L.P. (ii)	A shareholder of the Company
Qiming Managing Directors Fund,L.P. (ii)	A shareholder of the Company
Ignition Venture Partners III,L.P. (ii)	A shareholder of the Company
Ignition Managing Directors Fund III,LLC (ii)	A shareholder of the Company
SIG China Investments One,Ltd (ii)	A shareholder of the Company
Intel Capital (Cayman) Corporation (ii)	A shareholder of the Company
Intel Capital Corporation (ii)	A shareholder of the Company
Xuntong Tianxia Limited (“Xuntong”)	A company of which one of the Company’s vice presidents is a beneficial shareholder
Jiuzhou Changxiang Technologies (Beijing) Limited (“Jiuzhou Changxiang”)	A company of which one of the Company’s vice presidents is a beneficial shareholder

(i)        Collectively referred as “Former JNet Group Shareholders”

(ii)     Collectively referred as preferred shareholders

The Company had the following related party balances as of December 31, 2011 and 2012:

	Xuntong	Jiuzhou Changxiang	Ms. Kou Xiaohong	Former JNet Group Shareholders	Mr. Mei Yongkai	Ms. Mei Xiurong	Total

Balance as of January 1, 2011	—	—	(18)	(72,853)	56,195	2,807	(13,869)

Cash received from Mr. Mei Yongkai	—	—	—	—	(10,348)	—	(10,348)
Cash paid to former JNet Group shareholders for the original consideration for the acquisition of JNet Group	—	—	—	9,800	—	—	9,800
Cash paid to former JNet Group shareholders for the Post-acquisition settlement consideration	—	—	—	4,834	—	—	4,834
Change of fair value of Post-acquisition settlement consideration (Note 24)	—	—	—	(7,158)	—	—	(7,158)
Exchange gain	—	—	—	3,208	—	—	3,208
Waiver of amounts due to (from) the sellers concurrent with the deconsolidation of Shanghai JNet (Note 4(b))	—	—	—	62,169	(45,847)	(2,807)	13,515
Balance as of December 31, 2011	—	—	(18)	—	—	—	(18)
Receivables from Xuntong for services provided	13,000	—	—	—	—	—	13,000
Cash received from Xuntong	(4,360)	—	—	—	—	—	(4,360)
Service fee charged by Jiuzhou Changxiang	—	(4,139)	—	—	—	—	(4,139)
Cash paid to Jiuzhou Changxiang	—	3,095	—	—	—	—	3,095
Balance as of December 31, 2012	8,640	(1,044)	(18)	—	—	—	7,578
Balance as of December 31, 2012 (US$’000)	1,387	(168)	(3)	—	—	—	1,216

The amounts due from Mr. Mei Yongkai and Ms. Mei Xiurong and amount due to Former JNet Group shareholders were waived concurrent to the deconsolidation of Shanghai JNet Note (4(b)).